Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2005 Fund - Fidelity Freedom 2005 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530